Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Schedule of Annual Repayment of Contractual Commitments
The following table sets forth the Company’s future annual repayment of contractual commitments as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film related obligations commitments (1)	$221.4	$45.6	$11.8	$4.5	$—	$—	$283.3
Interest payments (2)	126.3	39.5	9.9	3.1	—	—	178.8
Other contractual obligations	98.5	57.3	47.7	35.7	32.4	178.3	449.9

Total future commitments under contractual obligations (3)	$446.2	$142.4	$69.4	$43.3	$32.4	$178.3	$912.0

(1)	Film related obligations commitments are not reflected on the combined balance sheets as they did not then meet the criter ia fo r recognition and include the following items:

(i)
Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which the Company will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film.

(ii)	Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future.

(iii)
Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.

Starz Business of Lions Gate Entertainment Corp
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Schedule of Annual Repayment of Contractual Commitments
The following table sets forth the future annual repayment of contractual commitments as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film related obligations commitments (1)	$231.5	$80.2	$22.3	$2.3	$—	$—	$336.3
Interest payments (2)	39.3	39.3	39.3	39.3	39.3	5.0	201.5
Other contractual obligations	59.2	21.5	7.8	—	—	—	88.5
Due to the LG Studios Business	396.4	224.4	3.4	2.2	—	—	626.4

Total future commitments under contractual obligations	$726.4	$365.4	$72.8	$43.8	$39.3	$5.0	$1,252.7

(1)
Film related obligations commitments include program rights commitments not reflected on the combined balance shee
ts as they did not then meet the criteria for recognition. Program rights commitments represent contractual commitments under programming license agreements related to third party commitments for our original series in production and films that are not available for exhibition until some future date (see below for further details).

(2)	Includes cash interest payments on the Starz Business’s corporate debt as of March 31, 2024.